Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Debt Instrument [Line Items]
Mortgage loan extended maturity date		Jan. 01, 2019
Mortgage loan extension renewal fees	$ 90
Mortgage loan extension renewal fees basis point	75.00%
11.5% Mortgage Loan Payable Due January 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 8,909	$ 12,000
Debt instrument interest rate		11.50%	11.50%	11.50%	11.50%